Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Real Estate [Abstract]
Real Estate
Note 3. Real Estate
The following summarizes the activity in real estate during the nine months ended September 30, 2024 (in thousands):

Real estate
Balance at December 31, 2023	$1,924,746
Impact of foreign exchange rate changes and other	(4,602)
Improvements and additions	7,514
Casualty loss (1)	(6,541)
Acquisitions	53,080

Balance at September 30, 2024	$1,974,197

Accumulated depreciation
Balance at December 31, 2023	$(255,844)
Casualty loss (1)	1,913
Depreciation expense	(40,189)
Impact of foreign exchange rate changes and other	602

Balance at September 30, 2024	$(293,518)

(1)
Hurricane Helene caused record flooding in late September 2024 in Asheville, North Carolina. One of our 14 wholly-owned properties in this market was severely flooded. As a result of the storm event, flooding and related damage, we recorded a net casualty loss related to this property of approximately $4.6 million during the three and nine months ended September 30, 2024, to write-off the carrying value. We expect to rebuild and therefore we believe it is probable that we will receive insurance proceeds to offset the casualty loss and have recorded a receivable related to our pending insurance claims. Consequently the casualty loss was completely offset in our consolidated statements of operations by such recovery. Any amount of insurance recovery related to the property damage in excess of the casualty loss incurred is considered a gain contingency, and will be recognized upon final settlement of the claims.

SSGT II Merger
On June 1, 2022, we closed on our merger with SSGT II (the “SSGT II Merger”). On such date, (the “SSGT II Merger Date”), we acquired all of the real estate owned by SSGT II, consisting primarily of (i) 10 wholly-owned self storage facilities, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada.
We issued approximately 11.5 million Class A Shares to the former SSGT II stockholders in connection with the SSGT II Merger.
SST IV Merger
On March 17, 2021, we closed on our merger with SST IV (the “SST IV Merger”). On such date, (the “SST IV Merger Date”), we acquired all of the real estate owned by SST IV, consisting primarily of (i) 24 self storage facilities, and (ii) SST IV’s 50% equity interest in six unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. As a result of the SST IV Merger, we issued approximately 23.1 million Class A Shares to the former SST IV stockholders.
Self Storage Facility Acquisitions
On April 10, 2024, we purchased a self storage facility located in Colorado Springs, Colorado (the “Colorado Springs II Property”). The purchase price for the Colorado Springs II Property was approximately $10.5 million, plus closing costs. Upon acquisition, the property was approximately 86% occupied.
On July 16, 2024, we purchased a self storage facility located in Spartanburg, South Carolina (the “Spartanburg Property”). The purchase price for the Spartanburg Property was approximately $13.2 million, plus closing costs. Upon acquisition, the property was approximately 94% occupied.
On September 24, 2024, we purchased a self storage facility located in Miami, Florida (the “Miami Property”). The purchase price for the Miami Property was approximately $31.2 million, plus closing costs. Upon acquisition, the property was approximately 96% occupied.
The following table summarizes our purchase price allocation for our acquisitions during the nine months ended September 30, 2024 (in thousands):

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (1)	2024 Revenue (2)	2024 Net Operating Income (2)(3)
Colorado Springs II	4/10/2024	$9,841	$675	$10,516	$446	$266
Spartanburg	7/16/2024	12,831	401	13,232	229	124
Miami	9/24/2024	30,408	753	31,161	25	3

		$53,080	$1,829	$54,909	$700	$393

(1)	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their acquisition dates.
(3)	Net operating income excludes corporate general and administrative expenses, interest expense, depreciation, amortization and acquisition related expenses.
Potential Acquisitions
As of November 13, 2024, we, through our wholly-owned subsidiaries were party to four purchase and sale agreements with unaffiliated third parties for the acquisition of self storage facilities located in the United States and Canada. The total purchase price for these properties is approximately $83.3 million, plus closing costs. There can be no assurance that we will complete these acquisitions. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money of approximately $1.2 million as a result.
We may assign some or all of the above purchase and sale agreements to one or more of our Managed REITs.

Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the years ended December 31, 2023 and 2022:

Real estate facilities
Balance at December 31, 2021	$1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions	69,981,850
Impact of foreign exchange rate changes	(12,984,154)
Improvements and additions	8,224,603

Balance at December 31, 2022	1,887,205,645
Acquisitions	23,696,536
Impact of foreign exchange rate changes and other	4,342,673
Improvements and additions	9,501,518

Balance at December 31, 2023	$1,924,746,372

Accumulated depreciation
Balance at December 31, 2021	$(155,926,875)
Depreciation expense	(48,400,073)
Impact of foreign exchange rate changes	1,644,260

Balance at December 31, 2022	(202,682,688)
Depreciation expense	(52,619,881)
Impact of foreign exchange rate changes and other	(541,715)

Balance at December 31, 2023	$(255,844,284)

SSGT II Merger
On June 1, 2022, we closed on our merger with SSGT II (the “SSGT II Merger”). On such date, (the “SSGT II Merger Date”), each share of SSGT II’s common stock, $0.001 par value per share (“SSGT II Common

Stock”), issued and outstanding immediately prior to the effective time of the SSGT II Merger (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT II) was automatically converted into the right to receive 0.9118 shares of our Class A Shares, subject to the treatment of fractional shares in accordance with the SSGT II merger agreement (the “SSGT II Merger Consideration”).
As a result, we acquired all of the real estate owned by SSGT II, consisting of (i) 10 wholly-owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. As of the SSGT II Merger Date, the unconsolidated real estate ventures (collectively, the “SSGT II JV Properties”) consisted of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party (“SmartCentres”) owning the other 50% of such entities. Additionally, we obtained SSGT II’s rights to acquire (i) one parcel of land being developed into a self storage facility in an unconsolidated joint venture with SmartCentres, and (ii) a self storage property under development located in Southern California, which we acquired on July 13, 2023. On January 12, 2023, we acquired the aforementioned parcel of land in an unconsolidated joint venture that we and SmartCentres intend to develop into a self storage facility in the future. As of December 31, 2023, one of the development joint venture properties had been completed and had begun operations.
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.
We issued approximately 11.5 million Class A Shares to the former SSGT II stockholders in connection with the SSGT II Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value our properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.

The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.
As a result of our acquiring SSGT II and terminating the preexisting advisory and property management agreements with SSGT II, we expensed approximately $2.0 million related to such assets on the acquisition date.
SST IV Merger
On March 17, 2021, we closed on our merger with SST IV (the “SST IV Merger”). On such date, (the “SST IV Merger Date”), we acquired all of the real estate owned by SST IV, consisting of (i) 24 self storage facilities located in nine states comprising approximately 18,000 self storage units and approximately 2.0 million net rentable square feet, and (ii) SST IV’s 50% equity interest in six unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada (collectively the “SST IV JV Properties”). The SST IV JV Properties consisted of three operating self storage properties and three parcels of land in various stages of development into self storage facilities as of the SST IV Merger Date, jointly owned with subsidiaries of SmartCentres. The three development joint venture properties have subsequently been completed and have begun operations.
The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

As a result of the SST IV Merger, approximately 23.1 million Class A Shares were issued in exchange for approximately 10.6 million shares of SST IV common stock. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value the properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

As a result of our acquiring SST IV and terminating the preexisting advisory and property management agreements with SST IV, and the write off of a special limited partnership interest we had related to SST IV, we expensed approximately $8.4 million related to such assets on the acquisition date.
Self Storage Facility Acquisitions
In connection with the SSGT II Merger, we recorded an intangible asset of approximately $8.0 million related to the intrinsic value of a purchase and sale agreement for the San Gabriel Property which was being developed by the seller into a self storage facility. On July 5, 2023, we entered into an approximately $10.4 million first mortgage bridge loan to the seller, and on July 13, 2023, we closed on the San Gabriel Property and the seller repaid the bridge loan in full. We recorded approximately $23.7 million to Real estate facilities related to the San Gabriel Property, which consisted of the contractual purchase price of approximately $15.5 million, as well as approximately $8.0 million which was previously recorded as an intangible asset.

The following table summarizes the purchase price allocation for the real estate related assets acquired during the year ended December 31, 2023:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (1)	2023 Revenue (2)	2023 Net Operating Loss (2)(3)
San Gabriel Property	7/13/2023	$23,696,536	$—	$23,696,536	$22,964	$(157,676)

		$23,696,536	$—	$23,696,536	$22,964	$(157,676)

(1)	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
(3)	Net operating loss excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
Potential Acquisitions
We, through our wholly-owned subsidiaries were party to a purchase and sale agreement with an unaffiliated third party for the acquisition of a self storage facility located in the U.S. which had not yet closed as of December 31, 2023. The total purchase price for this property was approximately $10.5 million, plus closing costs. There can be no assurance that we will complete this acquisition. If we fail to acquire this property, in addition to the incurred acquisition costs, we may also forfeit earnest money of approximately $0.2 million as a result.
We may assign the above purchase and sale agreement to one of our Managed REITs.